PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT (Details) [Line Items]
Capital expenditures incurred but not yet paid	$ 27	$ 17
Minimum
PROPERTY AND EQUIPMENT (Details) [Line Items]
Lease term of contract	1 year
Maximum
PROPERTY AND EQUIPMENT (Details) [Line Items]
Lease term of contract	7 years
Right-of-use assets
PROPERTY AND EQUIPMENT (Details) [Line Items]
Additions due to lease term reassessment	$ 66	$ 38